SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
Schedule Of Amount Offered For Repurchase Of Debt
Notes	Added value of principal	Added value paid in the repurchase	Interest paid	Premium	Gain/Loss

5.50% Senior notes - 2029	1,347,741	1,228,072	30,487	67,135	52,534
7.50% Senior notes -2030	1,568,974	1,541,476	16,842	78,522	(51,024)
7.25% Senior notes - 2031	1,594,064	1,544,299	16,798	79,604	(29,839)
5th e 6th Debentures	1,152,469	1,152,469	52,384	(17,714)	(17,714)